Organization and Principal Activities	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Principal activities

Planet Image International Limited (“Planet Image” or the “Company”) was incorporated in the Cayman Islands on August 5, 2019 under the Cayman Islands Companies Act. The Company, through its consolidated subsidiaries (collectively, the “Group”), is principally engaged in the manufacturing and sale of compatible toner cartridges with its manufacturing facilities based in the People’s Republic of China (the “PRC” or “China”). The majority of the Company’s products are sold in the United States of America (the “U.S.”) and Europe, including on an original design manufacturer (“ODM”) basis and throughout distributors or online sales.

(b)	Organization

Planet Image was incorporated as an ultimate holding company in the Cayman Islands on August 5, 2019.

Plant Image owns 100% equity interest of Aster Graphics Company Limited (“Aster BVI”), Aster Industrial Limited (“Aster Industrial”) and Lucky Knot Limited (“Lucky Knot”), all established as investment holding companies in the British Virgin Islands (the “BVI”).

Aster Graphics Company Limited (“Aster HK”), a wholly-owned subsidiary of Aster Industrial, and Aster Online Company Limited (“Aster Online”), a wholly-owned subsidiary of Lucky Knot, were both incorporated under the laws of the Special Administrative Region of Hong Kong (“Hong Kong”), while Aster Graphics, Inc. (“Aster US”), a company incorporated in the State of California in March 2011 and Aster Technology Holland B.V. (“Aster NL”), a company incorporated in the Netherlands in July 2011, were both 100% owned by Aster BVI.

Jiangxi Yibo E-Tech Co., Ltd. (“Jiangxi Yibo”) was established under the laws of the PRC in January 2011 and along with its subsidiaries, are the Group’s main operating entities in China.

Prior to the Reorganization (as defined below) described below, Jiangxi Yibo was controlled by several individual shareholders. A reorganization of the Company’s legal structure (“Reorganization”) was completed in March 2020. The Reorganization involved the following major events:

●	Formation of Planet Image, Aster BVI, Aster Industrial, Lucky Knot, Aster HK and Aster Online;

●	Transfer of 95% equity interests of Jiangxi Yibo from several of its former shareholders to Aster HK and 5% equity interests of Jiangxi Yibo from a former shareholder to Aster Online and then to Aster HK, and as a result, Jiangxi Yibo became a wholly-owned subsidiary of Aster HK; meanwhile the total consideration of $15,083 (RMB100,000) that received by the former shareholders of Jiangxi Yibo was not injected to the Company during the Reorganization and was deemed as a return of capital that led to their dilutive proportion of shareholding in the Company;

●	Transfer of 100% equity interests of Aster US and Aster NL to Aster BVI, and as a result Aster US and Aster NL became wholly-owned subsidiaries of Aster BVI; and

●	Transfer of 100% equity interests of Aster Supplies GmbH (“Aster Germany”), Aster Technology Italia S.R.L. (“Aster Italy”) and Aster Technology France (“Aster France”) to Aster NL, and as a result Aster Germany, Aster Italy and Aster France became wholly-owned subsidiaries of Aster NL.

Upon the completion of the above Reorganization, Plant Image became the ultimate holding company of the Group. The Company is effectively controlled by the same group of shareholders before and after the Reorganization and therefore the Reorganization is considered as a recapitalization of these entities under common control.

The details of the Company’s subsidiaries as of June 30, 2025 are as follows. All subsidiaries of the Company are all wholly-owned by the Company through equity investment.

Entity	Date of incorporation	Place of incorporation	Percentage of direct ownership	Principal activities
Aster BVI	February 25, 2011	BVI	100%	Investment holding
Lucky Knot Limited	July 18, 2019	BVI	100%	Investment holding
Aster Industrial Limited	August 8, 2019	BVI	100%	Investment holding
Aster Online	August 15, 2019	Hong Kong	100%	Investment holding
Aster HK	August 16, 2019	Hong Kong	100%	Sales of compatible toner cartridges
Aster Graphics, Inc. (“Aster U.S.”)	March 1, 2011	U.S.	100%	Sales of compatible toner cartridges in the U.S.
Aster NL	July 8, 2011	Netherlands	100%	Sales of compatible toner cartridges in Europe
Jiangxi Yibo	January 12, 2011	PRC	100%	Manufacture of compatible toner cartridges in the PRC
Aster Germany	September 25, 2018	Germany	100%	Sales of compatible toner cartridges in Europe
Aster Italy	May 7, 2018	Italy	100%	Sales of compatible toner cartridges in Europe
Aster France	April 3, 2019	France	100%	Sales of compatible toner cartridges in Europe
Jiangxi Leibotai Electronic Technology Co., Ltd. (“Jiangxi Leibotai”)	June 26, 2012	PRC	100%	Provision of procurement services in the PRC
Yantuo (Guangdong) Technology Co., Ltd. (“Yantuo”)(1)	April 8, 2013	PRC	100%	Provision of sales management services in the PRC
Planet Image International Electronic Technology Shenzhen Co., Ltd. (formerly known as Shenzhen Dinghong Shengda E-commerce Co., Ltd.)	February 28, 2020	PRC	100%	Provision of sales management services in the PRC
Aster Technology UK Ltd. (“Aster UK”)	January 21, 2019	United Kingdom	100%	Sales of compatible toner cartridges in Europe
Peony Trade Co., Limited	March 9, 2020	Hong Kong	100%	Investment holding
White Poplar Co., Limited	March 9, 2020	Hong Kong	100%	Investment holding
Joyful Product Trade Co., Limited	March 9, 2020	Hong Kong	100%	Investment holding
Grand Future Trade Co., Limited	March 9, 2020	Hong Kong	100%	Investment holding
Oriental Poetry Co., Limited	March 5, 2020	Hong Kong	100%	Investment holding
Prosperity Product Trade Co., Limited	March 9, 2020	Hong Kong	100%	Investment holding
Atlantic Marketing Co., Limited	March 5, 2020	Hong Kong	100%	Investment holding

(1)	Aster UK is a directly wholly-owned subsidiary of Yantuo through equity investment.